PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

4.                                      URANIUM PROPERTIES

Kingsville Dome Project

There was no uranium produced from Kingsville Dome in 2012 or 2011.  The primary activities undertaken at this project in the first quarter of 2012 and 2011 were for restoration, with $265,000 and $240,000 of costs being incurred in each quarter respectively for restoration work at this project.  Total capital expenditures for Kingsville Dome for the first quarter of 2012 was $87,000 and was related to plant construction and land and mineral lease payments. Total capital expenditures for Kingsville Dome for the first quarter of 2011 was $18,000 and was related to land and mineral lease payments.

Rosita

There was no uranium produced from Rosita in 2012 and 2011.  Groundwater restoration for the wellfields that have been depleted has been completed and the wellfields are currently under the stabilization and monitoring phase of the restoration process.  Total capital expenditures for Rosita for the first quarter of 2012 and 2011 was $14,000 and $88,000, respectively, and was related to land and mineral lease payments.

Vasquez Project

Production at the Vasquez project was shut-in during October 2008. The economically recoverable reserves from this project have been mined out.  The primary activities undertaken at this project in the first quarter of 2012 and 2011 were for restoration, with $165,000 and $122,000 in costs being incurred in each quarter respectively for restoration work at this project.  There were no capital expenditures for Vasquez for the first quarter of 2012.Capital expenditures for Vasquez for the first quarter of 2011 were $6,600 and were primarily for land and mineral lease payments.

Los Finados Project

The exploration rights to the Los Finados project were acquired in December 2010. Evaluation of the uranium mineralization of this property began in the second quarter of 2011 and may continue for up to three years.

In November 2011, the Company and Cameco announced its intent to move forward with Phase II exploration program on Los Finados Project. The second phase of drilling began in December 2011 and is expected to be completed by the end of November 2012. URI has committed an additional $1.5 million in exploration activities during the twelve-month period ended November 30, 2012, in order to maintain the option to lease the property. Under Phase II of the agreement with URI, Cameco will fund $1.0 million toward those exploration activities and will earn an additional 10% interest in Los Finados, raising its interest in the project to 50%.

The timing for the Company’s decision to continue exploration under phase three of the program is November 30, 2012.  Investment or drilling in excess of the minimum requirement in any year counts toward the following year’s requirements.  Cameco may elect to fund the entire $1.5 million by moving into Phase III of the program. At March 31, 2012, the Company has incurred and billed approximately $500,000 in costs to Cameco under Phase II of the agreement.

At the conclusion of the exploration program, the parties may enter into an operating joint venture to develop and produce any discovered uranium resources and reserves.  The uranium would be processed at URI’s Kingsville Dome or Rosita processing facility, with Cameco’s share of production being processed under a toll processing agreement with URI.

Impairment of Uranium Properties

At March 31, 2012, we determined the carrying value of our project assets at each of our South Texas production locations exceeded their fair value.  A decline in the market price of uranium and an increase in the estimated costs for each of our South Texas projects resulted in a decrease in the estimated future cash flow to be generated from each site.  Such determination resulted in an impairment provision of approximately $269,000 and $306,000 for the first quarters of 2012 and 2011, respectively.

The impairment provision for the first quarters of 2012 and 2011, respectively were $168,000 and $151,000 related to Kingsville Dome, $87,000 and $67,000 related to Vasquez and $14,000 and $88,000 for Rosita.  The net carrying values of the Kingsville Dome, Rosita and Vasquez projects are approximately $5.0 million, $4.9 million and $445,000 at March 31, 2012.

4. PROPERTY, PLANT AND EQUIPMENT

	Property, Plant and Equipment Balances (net) At December 31,
	2011	2010
Uranium plant	$9,139,000	$9,241,000
Permits and licenses	2,714,000	2,663,000
Mineral rights	2,711,000	2,877,000
Evaluation and delineation	2,460,000	2,460,000
Vehicles/depreciable equipment	1,405,000	1,702,000
Wellfield development	131,000	115,000
Other uranium properties	193,000	354,000
Other property, plant and equipment	93,000	200,000

Total	$18,846,000	$19,612,000

Uranium Properties

Impairment of Uranium Properties

        The Company reviews and evaluates its long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. An impairment is considered to exist if the total estimated future cash flows on an undiscounted basis are less than the carrying amount of the assets. An impairment loss is measured and recorded based on discounted estimated future cash flows. Future cash flows are estimated based on quantities of recoverable minerals, expected uranium prices, production levels and operating costs of production and capital, based upon the projected remaining future uranium production from each project. The Company's estimates of future cash flows are based on numerous assumptions and it is possible that actual future cash flows will be significantly different than the estimates, as actual future quantities of recoverable minerals, uranium prices, production levels and operating costs of production and capital are each subject to significant risks and uncertainties.

        At December 31, 2011, we determined the carrying value of our project assets at each of our South Texas production locations exceeded their fair value. A decline in the current and projected market price of uranium and an increase in the estimated production costs for each of our South Texas projects resulted in a decrease in the estimated future cash flow to be generated from each site. Such determination resulted in an impairment provision of approximately $1,460,000 for the year. The impairment provision for 2011 was approximately $851,000 for the Kingsville Dome project, $126,000 for the Rosita project and $483,000 for the Vasquez project. The impairment provision recorded in 2010 was approximately $961,000 and included approximately $590,000 million for the Kingsville Dome project, $58,000 for the Rosita project and $313,000 for the Vasquez project.

Kingsville Dome Property

        The Kingsville Dome property consists of mineral leases from private landowners on about 2,434 gross and 2,227 net acres located in central Kleberg County, Texas. The leases provide for royalties based upon a percentage of uranium sales of 6.25% to 9.375%. The leases have expiration dates ranging from 2000 to 2007, however we hold most of these leases by production; and with a few minor exceptions, all the leases contain clauses that permit us to extend the leases not held by production by payment of an annual per acre royalty ranging from $10 to $30. We have paid such royalties on all material acreage.

        The net carrying value of the property was approximately $5,039,000 at December 31, 2011. Such assets consisted of plant buildings/uranium processing/drying facilities ($4,178,000), and restoration and other equipment ($861,000). The net carrying value of the property was approximately $5,355,000 at December 31, 2010. Such assets consisted of plant buildings/uranium processing/drying facilities ($4,285,000) and restoration and other equipment ($1,070,000).

Vasquez Property

        The Company has a mineral lease on 872 gross and net acres located in southwestern Duval County, in South Texas. The primary term expired in February 2008; however we hold the lease by production and reclamation activities. The lease provides for royalties based upon 6.25% of uranium sales below $25.00 per pound and royalty rate increases on a sliding scale up to 10.25% for uranium sales occurring at or above $40.00 per pound.

        The net carrying value of the property was approximately $454,000 at December 31, 2011. Such assets consisted of plant buildings/uranium processing/drying facilities ($154,000) and restoration and other equipment ($300,000). The net carrying value of the property was approximately $493,000 at December 31, 2010. Such assets consisted of plant buildings/uranium processing/drying facilities ($154,000) and restoration and other equipment ($339,000).

Rosita Property

        The Rosita property consists of mineral leases from private landowners on about 3,377 gross and net acres located in north-central Duval County, Texas. The leases provide for sliding scale royalties based on a percentage of uranium sales. Royalty percentages on average increase from 6.25% up to 18.25% when uranium prices reach $80.00 per pound. The leases have expiration dates ranging from 2012 to 2015. We are holding these leases by payment of rentals ranging from $10 to $30 per acre.

        The net carrying value of the Rosita property at December 31, 2011 was approximately $4,933,000. Such assets consisted of plant buildings/uranium processing/drying facilities ($4,800,000) and restoration and other equipment of ($133,000). The net carrying value of the Rosita property at December 31, 2010 was approximately $5,003,000. Such assets consisted of plant buildings/uranium processing/drying facilities ($4,801,000) and restoration and other equipment of ($202,000).

Rosita South Property

        The Rosita South property consists of mineral leases from private land owners on about 1,795 gross acres and 1,479 net acres located in Duval County near its Rosita property.

        The net carrying value of the property at December 31, 2011 was approximately $2,785,000. Such assets consisted of mineral rights ($589,000), evaluation costs ($2,022,000) and permits/licenses ($174,000). The net carrying value of the property at December 31, 2010 was approximately $2,744,000. Such assets consisted of mineral rights ($548,000), evaluation costs ($2,022,000) and permits/licenses ($174,000).

Los Finados Project

        The Los Finados Project consists of an exploration lease from private land owners on about 53,524 gross acres located in Kenedy County near its Kingsville Dome property. The exploration rights to the Los Finados project were acquired in December 2010. Evaluation of the uranium mineralization of this property began in the second quarter of 2011 and may continue for up to three years. The lease option agreement included a $1 million fee paid at signing. The lease option includes a three phase exploration program that requires a minimum exploration obligation of one hundred exploration wells or $1.0 million investment in the first year, an additional two hundred exploration wells or $1.5 million investment in the second year and, in the third year, an additional two hundred exploration wells or $2.0 million investment. The Company made the decision to continue phase two of the exploration program in November 2011. The timing for the Company's decision to continue exploration under phase three of the program is November 30, 2012. Investment or drilling in excess of the minimum requirement in any year counts toward the following year's requirements.

        In May 2011, the Company entered into an exploration agreement with Cameco Texas, Inc. ("CTI"), a subsidiary of Cameco (NYSE: CCJ) on the Los Finados project. The agreement with CTI also includes a three phase exploration program. Phase I of the program was completed in November, 2011 and following Phase I, the decision was made to continue onto Phase II. Under this agreement, CTI will fund the majority of the exploration costs and can earn up to a 70% interest in the project in consideration for their investment. Upon execution of the exploration agreement, CTI paid the Company $300,000. For the year ended December 31, 2011, the Company has incurred and billed approximately $1.2 million in costs to CTI under the exploration agreement.

        At the conclusion of the exploration program, the parties may enter into an operating joint venture to develop and produce any discovered uranium resources and reserves. The uranium would be processed at URI's Kingsville Dome or Rosita processing facility, with CTI's share of production being processed under a toll processing agreement with URI.

        Capital expenditures for 2011 totaled approximately $88,000 and were related to land acquisition and depreciable equipment. Such expenditures were offset by the $300,000 payment received by CTI in connection with the execution of the exploration agreement. The net carrying value of the property at December 31, 2011 was approximately $949,000. Such assets consisted of the acquisition costs to obtain the mineral rights to the property ($919,000) and permits/licenses ($30,000). The net carrying value of the property at December 31, 2010 was approximately $1,169,000. Such assets consisted entirely of the acquisition costs to obtain the mineral rights to the property.

Churchrock Properties

        The Churchrock project encompasses about 3,458 gross and net acres. The properties are located in McKinley County, New Mexico and consist of three parcels, known as Section 8, Section 17 and Mancos. None of these parcels lies within the area generally recognized as constituting the Navajo Reservation. We own the mineral estate in fee for both Section 17 and the Mancos properties. We own patented mining claims on Section 8.

        The surface estate on Section 17 is owned by the United States Government and held in trust for the Navajo Nation. We have royalty obligations ranging from 5% to 6 1/4% and a 2% overriding royalty obligation to the Navajo Nation for surface use agreements.

        Permitting activities are currently ongoing on both of these properties. The net carrying value of these properties was $2,152,000 and $2,094,000 at December 31, 2011 and 2010, respectively and the assets consisted of mineral rights and permitting/licensing costs.

Crownpoint Property

        The Crownpoint properties are located in the San Juan Basin, 22 miles northeast of our Churchrock deposits and 35 miles northeast of Gallup, New Mexico, adjacent to the town of Crownpoint. The Properties consist of 640 gross and 556 net acres.

        The net carrying value of these properties was $883,000 and $885,000 at December 31, 2011 and 2010, respectively, and consisted primarily of mineral rights, permits/licenses and plant buildings and equipment.

West Largo and Roca Honda

        In March 1997, we acquired the fee interest in 177,000 acres in northwestern New Mexico. Several significant occurrences of uranium mineralization are known to be within this acreage, including a uranium mineralized property called the West Largo and a uranium mineralized property called Roca Honda.

        The West Largo property is about 21 miles north of the town of Milan and about 1.5 miles west of State Highway 509 in McKinley County, New Mexico. The property lies about 3 miles to the northwest of the Ambrosia Lake District, a major producer of uranium by means of underground operations from the late 1950s to the early 1980s.

        The Roca Honda property lies about 4 miles northwest of the town of San Mateo in McKinley County, New Mexico. We also own 36 unpatented mining claims encompassing approximately 640 acres that are adjacent to the fee land. The net carrying value of the properties was $415,000 and $398,000 at December 31, 2011 and 2010, respectively.